15. Commitment and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments

The following is a schedule of future minimum contractual obligations as of September 30, 2019, under the Company’s operating leases and employment agreements:

	2019	2020	2021	2022	2023	2024	Thereafter	Total
Operating Leases	136,257	652,764	744,056	840,125	871,679	904,423	1,871,252	6,020,556
Employment Contracts	56,250	393,595	322,950	322,950	282,581	–	–	1,378,326
Total	192,507	1,046,359	1,067,006	1,163,075	1,154,260	904,423	1,871,252	7,398,882

	2019	2020	2021	2022	2023	Thereafter	Total
Operating Leases	$369,923	$382,871	$396,271	$410,141	$424,495	$978,315	$2,962,016
Employment Contracts	635,808	393,595	322,950	322,950	282,581	–	1,957,884
Total	$1,005,731	$776,466	$719,221	$733,091	$707,077	$978,315	$4,919,860